Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. In 2024, we discontinued granting stock option awards. During fiscal year 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024.
Award Timing Method	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. In 2024, we discontinued granting stock option awards. During fiscal year 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024.
MNPI Disclosure Timed for Compensation Value	false